Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses recognized property plant an equipment	$ 4,348	$ 133,071	$ 289,558	$ 888,231